FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Years Ended December 31, 2023 and 2022

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Financial Statements

Years Ended December 31, 2023 and 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of TFLIC Separate Account VNY

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of TFLIC Separate Account VNY indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of TFLIC Separate Account VNY as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Large Cap Growth Class B Shares (1)	TA Goldman Sachs Managed Risk - Growth ETF Initial Class (1)
AB Sustainable Global Thematic Growth Class B Shares (1)	TA International Focus Initial Class (1)
BNY Mellon Sustainable U.S. Equity Service Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
BNY Mellon VIF Appreciation Service Shares (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
Columbia - Small Company Growth Class 1 Shares (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
DFA VA Global Bond (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
DFA VA International Small (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
DFA VA International Value (1)	TA JPMorgan Enhanced Index Initial Class (1)
DFA VA Short-Term Fixed (1)	TA Multi-Managed Balanced Initial Class (1)
DFA VA U.S. Large Value (1)	TA S&P 500 Index Initial Class (2)
DFA VA U.S. Targeted Value (1)	TA Small/Mid Cap Value Initial Class (1)
Federated Hermes Fund for U.S. Government Securities II (1)	TA T. Rowe Price Small Cap Initial Class (1)
Federated Hermes Government Money II Service Shares (1)	TA TS&W International Equity Initial Class (1)
Federated Hermes High Income Bond II Primary Shares (1)	TA WMC US Growth Initial Class (1)
Federated Hermes Managed Volatility II Primary Shares (1)	Vanguard® Equity Index (1)
Fidelity® VIP Contrafund® Initial Class (1)	Vanguard® International (1)
Fidelity® VIP Mid Cap Initial Class (1)	Vanguard® Mid-Cap Index (1)
Fidelity® VIP Value Strategies Initial Class (1)	Vanguard® Real Estate Index (1)
NVIT Emerging Markets Class D Shares (1)	Vanguard® Short-Term Investment Grade (1)

TA Aegon Bond Initial Class (1)	Vanguard® Total Bond Market Index (1)
TA Aegon Sustainable Equity Income Initial Class (1)	Wanger Acorn (1)
TA BlackRock Real Estate Securities Initial Class (1)	Wanger International (1)
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class (1)

(1)  Statements of operations and changes in net assets for the years ended December 31, 2023 and 2022

(2)  Statements of operations and changes in net assets for the year ended December 31, 2023 and the period May 2, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of TFLIC Separate Account VNY based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of TFLIC Separate Account VNY in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of TFLIC Separate Account VNY since 2014.

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Large Cap Growth Class B Shares	-	$-	$-	$-	$-	-	$5.233180	$26.297707
AB Sustainable Global Thematic Growth Class B Shares	-	-	-	-	-	-	2.697641	20.153049
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-	-	-	-	4.023471	19.113206
BNY Mellon VIF Appreciation Service Shares	-	-	-	-	-	-	4.309049	21.630496
Columbia - Small Company Growth Class 1 Shares	0.259	4	3	(3)	-	-	3.898382	21.123601
DFA VA Global Bond	107,634.041	1,132,348	1,045,127	43	1,045,170	747,403	1.371851	9.470681
DFA VA International Small	43,812.059	510,665	520,487	5	520,492	223,755	2.258774	13.579427
DFA VA International Value	75,988.429	910,710	1,034,203	(10)	1,034,193	563,064	1.795554	14.026768
DFA VA Short-Term Fixed	74,463.906	757,983	746,873	21	746,894	628,845	1.155788	9.680518
DFA VA U.S. Large Value	71,139.199	1,799,880	2,314,870	(11)	2,314,859	677,241	3.328673	15.175181
DFA VA U.S. Targeted Value	50,424.324	885,699	1,139,590	(34)	1,139,556	326,074	3.410659	16.395094
Federated Hermes Fund for U.S. Government Securities II	3,152.594	33,585	29,477	(6)	29,471	21,915	1.297812	9.032830
Federated Hermes Government Money II Service Shares	487,056.124	487,056	487,056	47	487,103	436,978	1.075877	9.649649
Federated Hermes High Income Bond II Primary Shares	42,945.931	262,536	243,074	8	243,082	97,633	2.486543	11.556548
Federated Hermes Managed Volatility II Primary Shares	-	-	-	-	-	-	2.577793	12.772739
Fidelity® VIP Contrafund® Initial Class	445.739	15,940	21,676	10	21,686	4,779	4.380855	21.482188
Fidelity® VIP Mid Cap Initial Class	4,446.077	159,465	162,015	(1)	162,014	44,647	3.533284	16.176805
Fidelity® VIP Value Strategies Initial Class	5,545.884	74,055	91,784	1	91,785	24,047	3.716463	18.830371
NVIT Emerging Markets Class D Shares	2.501	29	26	(2)	24	2	10.308268	10.952790
TA Aegon Bond Initial Class	7,092.564	80,320	68,656	7	68,663	43,216	1.584098	9.731341
TA Aegon Sustainable Equity Income Initial Class	0.083	1	2	(2)	-	-	2.521263	11.888347
TA BlackRock Real Estate Securities Initial Class	364.919	3,734	3,547	-	3,547	2,006	1.721964	11.487894
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	31,565.437	349,771	364,581	4	364,585	198,735	1.778310	12.422627
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-	2.032507	14.043116
TA International Focus Initial Class	7,238.491	71,673	62,758	(1)	62,757	30,191	2.078578	14.292046
TA Janus Mid-Cap Growth Initial Class	-	-	-	-	-	-	4.008822	20.638865
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-	1.785466	11.654947
TA JPMorgan Asset Allocation - Growth Initial Class	24,195.734	281,028	250,668	-	250,668	92,040	2.651811	17.195545
TA JPMorgan Asset Allocation - Moderate Initial Class	44,013.852	475,301	451,142	(2)	451,140	215,472	2.023823	12.753383
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-	-	-	-	2.252649	14.281881
TA JPMorgan Enhanced Index Initial Class	805.496	14,757	19,259	2	19,261	3,988	4.660227	21.200690
TA Multi-Managed Balanced Initial Class	0.226	4	3	(3)	-	-	3.081371	15.857452
TA S&P 500 Index Initial Class	-	-	-	-	-	-	1.169991	11.738738
TA Small/Mid Cap Value Initial Class	2,012.145	41,709	38,150	1	38,151	11,461	3.328671	15.306443
TA T. Rowe Price Small Cap Initial Class	3,109.874	40,886	35,421	2	35,423	7,975	4.398696	17.030555
TA TS&W International Equity Initial Class	-	-	-	-	-	-	1.783073	13.278696
TA WMC US Growth Initial Class	15,066.183	506,643	540,123	12	540,135	116,446	4.523285	25.425301
Vanguard® Equity Index	38,000.428	1,547,447	2,313,846	(1)	2,313,845	494,686	4.597863	20.853941
Vanguard® International	35,771.827	977,366	878,914	2	878,916	400,931	2.157112	18.043185
Vanguard® Mid-Cap Index	37,198.722	791,978	890,165	14	890,179	227,124	3.844137	16.986229
Vanguard® Real Estate Index	29,085.628	337,799	346,701	1	346,702	134,147	2.514699	12.638740
Vanguard® Short-Term Investment Grade	92,134.271	974,854	949,904	(56)	949,848	633,970	1.463451	10.128872

See accompanying notes.	2

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Vanguard® Total Bond Market Index	201,913.256	$2,384,956	$2,146,338	$7	$2,146,345	1,385,413	$1.503580	$9.656984
Wanger Acorn	1,329.035	15,522	17,716	(1)	17,715	5,525	3.121599	14.750900
Wanger International	175.693	3,744	3,581	1	3,582	1,482	2.331622	13.306193

See accompanying notes.	3

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
AB Large Cap Growth Class B Shares	$-	$-	$-
AB Sustainable Global Thematic Growth Class B Shares	-	-	-
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-
BNY Mellon VIF Appreciation Service Shares	-	-	-
Columbia - Small Company Growth Class 1 Shares	-	-	-
DFA VA Global Bond	1,045,170	-	1,045,170
DFA VA International Small	520,492	-	520,492
DFA VA International Value	1,034,193	-	1,034,193
DFA VA Short-Term Fixed	746,894	-	746,894
DFA VA U.S. Large Value	2,314,859	-	2,314,859
DFA VA U.S. Targeted Value	1,139,556	-	1,139,556
Federated Hermes Fund for U.S. Government Securities II	29,471	-	29,471
Federated Hermes Government Money II Service Shares	487,103	-	487,103
Federated Hermes High Income Bond II Primary Shares	243,082	-	243,082
Federated Hermes Managed Volatility II Primary Shares	-	-	-
Fidelity® VIP Contrafund® Initial Class	21,686	-	21,686
Fidelity® VIP Mid Cap Initial Class	162,014	-	162,014
Fidelity® VIP Value Strategies Initial Class	91,785	-	91,785
NVIT Emerging Markets Class D Shares	24	-	24
TA Aegon Bond Initial Class	68,663	-	68,663
TA Aegon Sustainable Equity Income Initial Class	-	-	-
TA BlackRock Real Estate Securities Initial Class	3,547	-	3,547
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	364,585	-	364,585
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-
TA International Focus Initial Class	62,757	-	62,757
TA Janus Mid-Cap Growth Initial Class	-	-	-
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-
TA JPMorgan Asset Allocation - Growth Initial Class	250,668	-	250,668
TA JPMorgan Asset Allocation - Moderate Initial Class	451,140	-	451,140
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-
TA JPMorgan Enhanced Index Initial Class	19,261	-	19,261
TA Multi-Managed Balanced Initial Class	-	-	-
TA S&P 500 Index Initial Class	-	-	-
TA Small/Mid Cap Value Initial Class	38,151	-	38,151
TA T. Rowe Price Small Cap Initial Class	35,423	-	35,423
TA TS&W International Equity Initial Class	-	-	-
TA WMC US Growth Initial Class	540,135	-	540,135
Vanguard® Equity Index	2,313,845	-	2,313,845
Vanguard® International	878,916	-	878,916
Vanguard® Mid-Cap Index	890,179	-	890,179
Vanguard® Real Estate Index	346,702	-	346,702

See accompanying notes.	4

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
Vanguard® Short-Term Investment Grade	$949,848	$-	$949,848
Vanguard® Total Bond Market Index	2,146,345	-	2,146,345
Wanger Acorn	17,715	-	17,715
Wanger International	3,582	-	3,582

See accompanying notes.	5

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	AB Large Cap Growth Class B Shares Subaccount	AB Sustainable Global Thematic Growth Class B Shares Subaccount	BNY Mellon Sustainable U.S. Equity Service Shares Subaccount	BNY Mellon VIF Appreciation Service Shares Subaccount

Net Assets as of December 31, 2021:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2022:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2023:	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Columbia - Small Company Growth Class 1 Shares Subaccount	DFA VA Global Bond Subaccount	DFA VA International Small Subaccount	DFA VA International Value Subaccount

Net Assets as of December 31, 2021:	$-	$2,047,692	$600,038	$1,107,184

Investment Income:
Reinvested Dividends	-	16,413	12,874	38,887
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	8,957	2,980	6,194

Net Investment Income (Loss)	-	7,456	9,894	32,693

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1	-	8,765	10,807
Realized Gain (Loss) on Investments	-	(94,430)	(6,110)	23,347

Net Realized Capital Gains (Losses) on Investments	1	(94,430)	2,655	34,154
Net Change in Unrealized Appreciation (Depreciation)	(2)	(44,373)	(122,374)	(105,852)

Net Gain (Loss) on Investment	(1)	(138,803)	(119,719)	(71,698)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1)	(131,347)	(109,825)	(39,005)

Increase (Decrease) in Net Assets from Contract Transactions	1	(902,386)	(9,035)	(104,256)

Total Increase (Decrease) in Net Assets	-	(1,033,733)	(118,860)	(143,261)

Net Assets as of December 31, 2022:	$-	$1,013,959	$481,178	$963,923

Investment Income:
Reinvested Dividends	-	40,780	15,474	46,818
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	6,631	2,831	6,104

Net Investment Income (Loss)	-	34,149	12,643	40,714

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	9,343
Realized Gain (Loss) on Investments	-	(5,345)	(4,194)	8,620

Net Realized Capital Gains (Losses) on Investments	-	(5,345)	(4,194)	17,963
Net Change in Unrealized Appreciation (Depreciation)	1	15,877	54,605	97,848

Net Gain (Loss) on Investment	1	10,532	50,411	115,811

Net Increase (Decrease) in Net Assets Resulting from Operations	1	44,681	63,054	156,525

Increase (Decrease) in Net Assets from Contract Transactions	(1)	(13,470)	(23,740)	(86,255)

Total Increase (Decrease) in Net Assets	-	31,211	39,314	70,270

Net Assets as of December 31, 2023:	$-	$1,045,170	$520,492	$1,034,193

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	DFA VA Short-Term Fixed Subaccount	DFA VA U.S. Large Value Subaccount	DFA VA U.S. Targeted Value Subaccount	Federated Hermes Fund for U.S. Government Securities II Subaccount

Net Assets as of December 31, 2021:	$873,119	$2,589,848	$1,163,377	$90,277

Investment Income:
Reinvested Dividends	9,527	49,966	12,757	1,521
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,164	13,964	6,383	431

Net Investment Income (Loss)	3,363	36,002	6,374	1,090

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	27,007	75,564	-
Realized Gain (Loss) on Investments	(6,763)	96,084	19,504	(10,951)

Net Realized Capital Gains (Losses) on Investments	(6,763)	123,091	95,068	(10,951)
Net Change in Unrealized Appreciation (Depreciation)	(15,499)	(291,155)	(157,044)	(3,394)

Net Gain (Loss) on Investment	(22,262)	(168,064)	(61,976)	(14,345)

Net Increase (Decrease) in Net Assets Resulting from Operations	(18,899)	(132,062)	(55,602)	(13,255)

Increase (Decrease) in Net Assets from Contract Transactions	(122,966)	(305,335)	(149,865)	(48,581)

Total Increase (Decrease) in Net Assets	(141,865)	(437,397)	(205,467)	(61,836)

Net Assets as of December 31, 2022:	$731,254	$2,152,451	$957,910	$28,441

Investment Income:
Reinvested Dividends	28,129	49,676	16,223	713
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,452	12,974	6,106	156

Net Investment Income (Loss)	23,677	36,702	10,117	557

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	30,276	72,191	-
Realized Gain (Loss) on Investments	273	32,890	12,060	(31)

Net Realized Capital Gains (Losses) on Investments	273	63,166	84,251	(31)
Net Change in Unrealized Appreciation (Depreciation)	8,251	117,201	94,851	504

Net Gain (Loss) on Investment	8,524	180,367	179,102	473

Net Increase (Decrease) in Net Assets Resulting from Operations	32,201	217,069	189,219	1,030

Increase (Decrease) in Net Assets from Contract Transactions	(16,561)	(54,661)	(7,573)	-

Total Increase (Decrease) in Net Assets	15,640	162,408	181,646	1,030

Net Assets as of December 31, 2023:	$746,894	$2,314,859	$1,139,556	$29,471

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Federated Hermes Government Money II Service Shares Subaccount	Federated Hermes High Income Bond II Primary Shares Subaccount	Federated Hermes Managed Volatility II Primary Shares Subaccount	Fidelity® VIP Contrafund® Initial Class Subaccount

Net Assets as of December 31, 2021:	$82,773	$265,619	$-	$22,295

Investment Income:
Reinvested Dividends	3,127	12,794	-	92
Investment Expense:
Mortality and Expense Risk and Administrative Charges	817	1,698	-	97

Net Investment Income (Loss)	2,310	11,096	-	(5)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	861
Realized Gain (Loss) on Investments	-	(3,954)	-	23

Net Realized Capital Gains (Losses) on Investments	-	(3,954)	-	884
Net Change in Unrealized Appreciation (Depreciation)	-	(39,028)	-	(6,830)

Net Gain (Loss) on Investment	-	(42,982)	-	(5,946)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,310	(31,886)	-	(5,951)

Increase (Decrease) in Net Assets from Contract Transactions	418,897	(19,830)	-	(5)

Total Increase (Decrease) in Net Assets	421,207	(51,716)	-	(5,956)

Net Assets as of December 31, 2022:	$503,980	$213,903	$-	$16,339

Investment Income:
Reinvested Dividends	21,871	13,364	-	96
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,718	1,699	-	104

Net Investment Income (Loss)	19,153	11,665	-	(8)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	686
Realized Gain (Loss) on Investments	-	(5,356)	-	24

Net Realized Capital Gains (Losses) on Investments	-	(5,356)	-	710
Net Change in Unrealized Appreciation (Depreciation)	-	19,342	-	4,643

Net Gain (Loss) on Investment	-	13,986	-	5,353

Net Increase (Decrease) in Net Assets Resulting from Operations	19,153	25,651	-	5,345

Increase (Decrease) in Net Assets from Contract Transactions	(36,030)	3,528	-	2

Total Increase (Decrease) in Net Assets	(16,877)	29,179	-	5,347

Net Assets as of December 31, 2023:	$487,103	$243,082	$-	$21,686

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Mid Cap Initial Class Subaccount	Fidelity® VIP Value Strategies Initial Class Subaccount	NVIT Emerging Markets Class D Shares Subaccount	TA Aegon Bond Initial Class Subaccount

Net Assets as of December 31, 2021:	$159,283	$86,084	$227	$263,496

Investment Income:
Reinvested Dividends	697	850	-	6,499
Investment Expense:
Mortality and Expense Risk and Administrative Charges	834	464	-	1,255

Net Investment Income (Loss)	(137)	386	-	5,244

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,074	3,552	-	-
Realized Gain (Loss) on Investments	(346)	516	(4)	(42,692)

Net Realized Capital Gains (Losses) on Investments	8,728	4,068	(4)	(42,692)
Net Change in Unrealized Appreciation (Depreciation)	(33,377)	(10,973)	(58)	(5,129)

Net Gain (Loss) on Investment	(24,649)	(6,905)	(62)	(47,821)

Net Increase (Decrease) in Net Assets Resulting from Operations	(24,786)	(6,519)	(62)	(42,577)

Increase (Decrease) in Net Assets from Contract Transactions	(216)	(5,704)	(123)	(160,815)

Total Increase (Decrease) in Net Assets	(25,002)	(12,223)	(185)	(203,392)

Net Assets as of December 31, 2022:	$134,281	$73,861	$42	$60,104

Investment Income:
Reinvested Dividends	914	985	-	568
Investment Expense:
Mortality and Expense Risk and Administrative Charges	874	484	-	453

Net Investment Income (Loss)	40	501	-	115

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,161	3,236	-	-
Realized Gain (Loss) on Investments	(50)	278	1	(350)

Net Realized Capital Gains (Losses) on Investments	4,111	3,514	1	(350)
Net Change in Unrealized Appreciation (Depreciation)	16,121	11,461	1	3,881

Net Gain (Loss) on Investment	20,232	14,975	2	3,531

Net Increase (Decrease) in Net Assets Resulting from Operations	20,272	15,476	2	3,646

Increase (Decrease) in Net Assets from Contract Transactions	7,461	2,448	(20)	4,913

Total Increase (Decrease) in Net Assets	27,733	17,924	(18)	8,559

Net Assets as of December 31, 2023:	$162,014	$91,785	$24	$68,663

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA BlackRock Real Estate Securities Initial Class Subaccount	TA Goldman Sachs Managed Risk - Balanced ETF Initial Class Subaccount	TA Goldman Sachs Managed Risk - Growth ETF Initial Class Subaccount

Net Assets as of December 31, 2021:	$-	$34,782	$378,243	$-

Investment Income:
Reinvested Dividends	-	975	6,017	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	149	1,832	-

Net Investment Income (Loss)	-	826	4,185	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	8,310	-
Realized Gain (Loss) on Investments	-	(4,194)	176	-

Net Realized Capital Gains (Losses) on Investments	-	(4,194)	8,486	-
Net Change in Unrealized Appreciation (Depreciation)	-	(7,785)	(67,684)	-

Net Gain (Loss) on Investment	-	(11,979)	(59,198)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(11,153)	(55,013)	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(20,402)	2	-

Total Increase (Decrease) in Net Assets	-	(31,555)	(55,011)	-

Net Assets as of December 31, 2022:	$-	$3,227	$323,232	$-

Investment Income:
Reinvested Dividends	-	195	5,978	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	19	1,863	-

Net Investment Income (Loss)	-	176	4,115	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	23,219	-
Realized Gain (Loss) on Investments	-	(5)	119	-

Net Realized Capital Gains (Losses) on Investments	-	(5)	23,338	-
Net Change in Unrealized Appreciation (Depreciation)	-	230	13,899	-

Net Gain (Loss) on Investment	-	225	37,237	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	401	41,352	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(81)	1	-

Total Increase (Decrease) in Net Assets	-	320	41,353	-

Net Assets as of December 31, 2023:	$-	$3,547	$364,585	$-

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA International Focus Initial Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount	TA JPMorgan Asset Allocation - Growth Initial Class Subaccount

Net Assets as of December 31, 2021:	$52,650	$-	$-	$242,375

Investment Income:
Reinvested Dividends	1,783	-	-	13,020
Investment Expense:
Mortality and Expense Risk and Administrative Charges	388	-	-	1,268

Net Investment Income (Loss)	1,395	-	-	11,752

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,122	-	-	43,595
Realized Gain (Loss) on Investments	(311)	-	-	(140)

Net Realized Capital Gains (Losses) on Investments	2,811	-	-	43,455
Net Change in Unrealized Appreciation (Depreciation)	(15,502)	-	-	(112,839)

Net Gain (Loss) on Investment	(12,691)	-	-	(69,384)

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,296)	-	-	(57,632)

Increase (Decrease) in Net Assets from Contract Transactions	15,507	-	-	22,003

Total Increase (Decrease) in Net Assets	4,211	-	-	(35,629)

Net Assets as of December 31, 2022:	$56,861	$-	$-	$206,746

Investment Income:
Reinvested Dividends	1,197	-	-	3,930
Investment Expense:
Mortality and Expense Risk and Administrative Charges	444	-	-	1,357

Net Investment Income (Loss)	753	-	-	2,573

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	3,203
Realized Gain (Loss) on Investments	(397)	-	-	(2,228)

Net Realized Capital Gains (Losses) on Investments	(397)	-	-	975
Net Change in Unrealized Appreciation (Depreciation)	6,240	-	-	37,657

Net Gain (Loss) on Investment	5,843	-	-	38,632

Net Increase (Decrease) in Net Assets Resulting from Operations	6,596	-	-	41,205

Increase (Decrease) in Net Assets from Contract Transactions	(700)	-	-	2,717

Total Increase (Decrease) in Net Assets	5,896	-	-	43,922

Net Assets as of December 31, 2023:	$62,757	$-	$-	$250,668

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA Multi-Managed Balanced Initial Class Subaccount

Net Assets as of December 31, 2021:	$530,715	$-	$18,681	$287,757

Investment Income:
Reinvested Dividends	24,824	-	110	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,600	-	89	759

Net Investment Income (Loss)	22,224	-	21	(759)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	45,883	-	1,931	-
Realized Gain (Loss) on Investments	144	-	39	33,797

Net Realized Capital Gains (Losses) on Investments	46,027	-	1,970	33,797
Net Change in Unrealized Appreciation (Depreciation)	(155,942)	-	(5,502)	(76,106)

Net Gain (Loss) on Investment	(109,915)	-	(3,532)	(42,309)

Net Increase (Decrease) in Net Assets Resulting from Operations	(87,691)	-	(3,511)	(43,068)

Increase (Decrease) in Net Assets from Contract Transactions	(1,872)	-	-	(244,689)

Total Increase (Decrease) in Net Assets	(89,563)	-	(3,511)	(287,757)

Net Assets as of December 31, 2022:	$441,152	$-	$15,170	$-

Investment Income:
Reinvested Dividends	9,006	-	141	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,416	-	94	-

Net Investment Income (Loss)	6,590	-	47	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,252	-	811	-
Realized Gain (Loss) on Investments	(6,983)	-	40	-

Net Realized Capital Gains (Losses) on Investments	(3,731)	-	851	-
Net Change in Unrealized Appreciation (Depreciation)	33,128	-	3,192	-

Net Gain (Loss) on Investment	29,397	-	4,043	-

Net Increase (Decrease) in Net Assets Resulting from Operations	35,987	-	4,090	-

Increase (Decrease) in Net Assets from Contract Transactions	(25,999)	-	1	-

Total Increase (Decrease) in Net Assets	9,988	-	4,091	-

Net Assets as of December 31, 2023:	$451,140	$-	$19,261	$-

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA S&P 500 Index Initial Class Subaccount(1)	TA Small/Mid Cap Value Initial Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount	TA TS&W International Equity Initial Class Subaccount

Net Assets as of December 31, 2021:	$-	$25,851	$33,550	$-

Investment Income:
Reinvested Dividends	-	112	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	156	153	-

Net Investment Income (Loss)	-	(44)	(153)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,890	6,759	-
Realized Gain (Loss) on Investments	-	11	(2,467)	-

Net Realized Capital Gains (Losses) on Investments	-	2,901	4,292	-
Net Change in Unrealized Appreciation (Depreciation)	-	(4,906)	(11,682)	-

Net Gain (Loss) on Investment	-	(2,005)	(7,390)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(2,049)	(7,543)	-

Increase (Decrease) in Net Assets from Contract Transactions	-	8,778	2,581	-

Total Increase (Decrease) in Net Assets	-	6,729	(4,962)	-

Net Assets as of December 31, 2022:	$-	$32,580	$28,588	$-

Investment Income:
Reinvested Dividends	-	352	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	253	215	-

Net Investment Income (Loss)	-	99	(215)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,238	1,248	-
Realized Gain (Loss) on Investments	-	(186)	(467)	-

Net Realized Capital Gains (Losses) on Investments	-	3,052	781	-
Net Change in Unrealized Appreciation (Depreciation)	-	709	5,326	-

Net Gain (Loss) on Investment	-	3,761	6,107	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	3,860	5,892	-

Increase (Decrease) in Net Assets from Contract Transactions	-	1,711	943	-

Total Increase (Decrease) in Net Assets	-	5,571	6,835	-

Net Assets as of December 31, 2023:	$-	$38,151	$35,423	$-

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA WMC US Growth Initial Class Subaccount	Vanguard® Equity Index Subaccount	Vanguard® International Subaccount	Vanguard® Mid-Cap Index Subaccount

Net Assets as of December 31, 2021:	$615,604	$2,525,371	$932,448	$950,826

Investment Income:
Reinvested Dividends	-	28,992	10,177	9,266
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,274	13,959	5,172	5,231

Net Investment Income (Loss)	(3,274)	15,033	5,005	4,035

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	97,684	96,942	150,867	87,906
Realized Gain (Loss) on Investments	(13,721)	60,847	2,944	695

Net Realized Capital Gains (Losses) on Investments	83,963	157,789	153,811	88,601
Net Change in Unrealized Appreciation (Depreciation)	(289,097)	(640,524)	(461,056)	(277,497)

Net Gain (Loss) on Investment	(205,134)	(482,735)	(307,245)	(188,896)

Net Increase (Decrease) in Net Assets Resulting from Operations	(208,408)	(467,702)	(302,240)	(184,861)

Increase (Decrease) in Net Assets from Contract Transactions	62,751	(38,721)	171,918	17,330

Total Increase (Decrease) in Net Assets	(145,657)	(506,423)	(130,322)	(167,531)

Net Assets as of December 31, 2022:	$469,947	$2,018,948	$802,126	$783,295

Investment Income:
Reinvested Dividends	199	31,612	12,534	11,581
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,098	14,035	5,305	5,172

Net Investment Income (Loss)	(2,899)	17,577	7,229	6,409

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,999	70,013	27,026	14,533
Realized Gain (Loss) on Investments	(2,537)	87,165	(3,566)	(1,165)

Net Realized Capital Gains (Losses) on Investments	11,462	157,178	23,460	13,368
Net Change in Unrealized Appreciation (Depreciation)	168,687	313,578	82,041	99,143

Net Gain (Loss) on Investment	180,149	470,756	105,501	112,511

Net Increase (Decrease) in Net Assets Resulting from Operations	177,250	488,333	112,730	118,920

Increase (Decrease) in Net Assets from Contract Transactions	(107,062)	(193,436)	(35,940)	(12,036)

Total Increase (Decrease) in Net Assets	70,188	294,897	76,790	106,884

Net Assets as of December 31, 2023:	$540,135	$2,313,845	$878,916	$890,179

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Vanguard® Real Estate Index Subaccount	Vanguard® Short-Term Investment Grade Subaccount	Vanguard® Total Bond Market Index Subaccount	Wanger Acorn Subaccount

Net Assets as of December 31, 2021:	$429,475	$1,284,215	$2,426,444	$53,388

Investment Income:
Reinvested Dividends	6,798	19,595	44,667	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,105	6,765	12,496	230

Net Investment Income (Loss)	4,693	12,830	32,171	(230)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	15,355	9,353	15,850	15,751
Realized Gain (Loss) on Investments	(4,611)	(22,664)	(16,819)	(29,544)

Net Realized Capital Gains (Losses) on Investments	10,744	(13,311)	(969)	(13,793)
Net Change in Unrealized Appreciation (Depreciation)	(130,714)	(81,432)	(361,795)	(4,221)

Net Gain (Loss) on Investment	(119,970)	(94,743)	(362,764)	(18,014)

Net Increase (Decrease) in Net Assets Resulting from Operations	(115,277)	(81,913)	(330,593)	(18,244)

Increase (Decrease) in Net Assets from Contract Transactions	(12,437)	(292,238)	(61,950)	(20,041)

Total Increase (Decrease) in Net Assets	(127,714)	(374,151)	(392,543)	(38,285)

Net Assets as of December 31, 2022:	$301,761	$910,064	$2,033,901	$15,103

Investment Income:
Reinvested Dividends	7,415	19,781	51,054	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,831	5,746	11,980	97

Net Investment Income (Loss)	5,584	14,035	39,074	(97)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,988	-	-	-
Realized Gain (Loss) on Investments	(2,567)	(5,121)	(14,317)	(173)

Net Realized Capital Gains (Losses) on Investments	11,421	(5,121)	(14,317)	(173)
Net Change in Unrealized Appreciation (Depreciation)	19,107	41,036	76,377	3,398

Net Gain (Loss) on Investment	30,528	35,915	62,060	3,225

Net Increase (Decrease) in Net Assets Resulting from Operations	36,112	49,950	101,134	3,128

Increase (Decrease) in Net Assets from Contract Transactions	8,829	(10,166)	11,310	(516)

Total Increase (Decrease) in Net Assets	44,941	39,784	112,444	2,612

Net Assets as of December 31, 2023:	$346,702	$949,848	$2,146,345	$17,715

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

Wanger International Subaccount

Net Assets as of December 31, 2021:	$3,383

Investment Income:
Reinvested Dividends	29
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16

Net Investment Income (Loss)	13

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	573
Realized Gain (Loss) on Investments	(82)

Net Realized Capital Gains (Losses) on Investments	491
Net Change in Unrealized Appreciation (Depreciation)	(1,682)

Net Gain (Loss) on Investment	(1,191)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,178)

Increase (Decrease) in Net Assets from Contract Transactions	1,097

Total Increase (Decrease) in Net Assets	(81)

Net Assets as of December 31, 2022:	$3,302

Investment Income:
Reinvested Dividends	11
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18

Net Investment Income (Loss)	(7)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	(289)

Net Realized Capital Gains (Losses) on Investments	(289)
Net Change in Unrealized Appreciation (Depreciation)	854

Net Gain (Loss) on Investment	565

Net Increase (Decrease) in Net Assets Resulting from Operations	558

Increase (Decrease) in Net Assets from Contract Transactions	(278)

Total Increase (Decrease) in Net Assets	280

Net Assets as of December 31, 2023:	$3,582

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2023

1. Organization

TFLIC Separate Account VNY (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of the Advisor’s Edge® NY Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
AB Sustainable Global Thematic Growth Class B Shares	AB Sustainable Global Thematic Growth Class B Shares
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon Sustainable U.S. Equity Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio Service Shares
BNY Mellon VIF Appreciation Service Shares	BNY Mellon VIF Appreciation Portfolio Service Shares
Columbia Funds Variable Insurance Trust	Columbia Funds Variable Insurance Trust
Columbia - Small Company Growth Class 1 Shares	Columbia - Small Company Growth Portfolio Class 1 Shares
DFA Investment Dimensions Group, Inc.	DFA Investment Dimensions Group, Inc.
DFA VA Global Bond	DFA VA Global Bond Portfolio
DFA VA International Small	DFA VA International Small Portfolio
DFA VA International Value	DFA VA International Value Portfolio
DFA VA Short-Term Fixed	DFA VA Short-Term Fixed Portfolio
DFA VA U.S. Large Value	DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value	DFA VA U.S. Targeted Value Portfolio
Federated Insurance Series	Federated Insurance Series
Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Government Money II Service Shares	Federated Hermes Government Money Fund II Service Shares
Federated Hermes High Income Bond II Primary Shares	Federated Hermes High Income Bond Fund II Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility Fund II Primary Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Initial Class
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Initial Class
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Initial Class
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Emerging Markets Class D Shares	NVIT Emerging Markets Class D Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA BlackRock Real Estate Securities Initial Class	Transamerica BlackRock Real Estate Securities VP Initial Class
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Initial Class

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Initial Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA S&P 500 Index Initial Class	Transamerica S&P 500 Index VP Initial Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Wanger Advisors Trust	Wanger Advisors Trust
Wanger Acorn	Wanger Acorn
Wanger International	Wanger International

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA S&P 500 Index Initial Class	May 2, 2022

The following subaccount name changes were made effective during the fiscal year ended December 31, 2023:

Subaccount	Formerly
TA BlackRock Real Estate Securities Initial Class	TA BlackRock Global Real Estate Securities Initial Class

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

During the current year the following subaccounts were removed as available investment options to contract owners and subsequently replaced and reinvested:

Reinvested Subaccount	Removed Subaccount
TA WMC US Growth Initial Class	TA Morgan Stanley Capital Initial Service Class

The transfers from the removed and liquidated subaccounts to the reinvested subaccounts for the period ended December 31, 2023 are reflected in the Statements of Changes in Net Assets within Increase (Decrease) in Net Assets from Contract Transactions and purchases and sales in Footnote 3.

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2023

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2023.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2023

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2023 were as follows:

Subaccount	Purchases		Sales

AB Large Cap Growth Class B Shares	$	-	$	-

AB Sustainable Global Thematic Growth Class B Shares		-		-

BNY Mellon Sustainable U.S. Equity Service Shares		-		-

BNY Mellon VIF Appreciation Service Shares		-		-

Columbia - Small Company Growth Class 1 Shares		-		-

DFA VA Global Bond		89,779		69,102

DFA VA International Small		30,284		41,382

DFA VA International Value		70,678		106,875

DFA VA Short-Term Fixed		79,055		71,941

DFA VA U.S. Large Value		172,413		160,094

DFA VA U.S. Targeted Value		147,798		73,057

Federated Hermes Fund for U.S. Government Securities II		713		156

Federated Hermes Government Money II Service Shares		21,871		38,749

Federated Hermes High Income Bond II Primary Shares		34,601		19,408

Federated Hermes Managed Volatility II Primary Shares		-		-

Fidelity® VIP Contrafund® Initial Class		782		104

Fidelity® VIP Mid Cap Initial Class		13,561		1,898

Fidelity® VIP Value Strategies Initial Class		8,873		2,689

NVIT Emerging Markets Class D Shares		-		20

TA Aegon Bond Initial Class		6,288		1,260

TA Aegon Sustainable Equity Income Initial Class		-		-

TA BlackRock Real Estate Securities Initial Class		195		100

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class		29,197		1,864

TA Goldman Sachs Managed Risk - Growth ETF Initial Class		-		-

TA International Focus Initial Class		1,376		1,323

TA Janus Mid-Cap Growth Initial Class		-		-

TA JPMorgan Asset Allocation - Conservative Initial Class		-		-

TA JPMorgan Asset Allocation - Growth Initial Class		14,919		6,426

TA JPMorgan Asset Allocation - Moderate Initial Class		12,258		28,414

TA JPMorgan Asset Allocation - Moderate Growth Initial Class		-		-

TA JPMorgan Enhanced Index Initial Class		953		94

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2023

3. Investments (continued)

Subaccount	Purchases		Sales
TA Multi-Managed Balanced Initial Class	$	-	$	-
TA S&P 500 Index Initial Class		-		-
TA Small/Mid Cap Value Initial Class		5,780		732
TA T. Rowe Price Small Cap Initial Class		2,504		529
TA TS&W International Equity Initial Class		-		-
TA WMC US Growth Initial Class		20,629		116,594
Vanguard® Equity Index		117,931		223,778
Vanguard® International		101,296		102,982
Vanguard® Mid-Cap Index		69,074		60,167
Vanguard® Real Estate Index		52,474		24,074
Vanguard® Short-Term Investment Grade		88,975		85,100
Vanguard® Total Bond Market Index		138,222		87,839
Wanger Acorn		-		611
Wanger International		339		625

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Large Cap Growth Class B Shares	-	-	-	-	-	-
AB Sustainable Global Thematic Growth Class B Shares	-	-	-	-	-	-
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-	-	-	-
BNY Mellon VIF Appreciation Service Shares	-	-	-	-	-	-
Columbia - Small Company Growth Class 1 Shares	-	-	-	-	-	-
DFA VA Global Bond	36,449	(45,812)	(9,363)	22,127	(679,187)	(657,060)
DFA VA International Small	7,120	(18,052)	(10,932)	26,432	(31,376)	(4,944)
DFA VA International Value	8,755	(60,253)	(51,498)	67,965	(130,517)	(62,552)
DFA VA Short-Term Fixed	44,954	(58,572)	(13,618)	418,929	(530,284)	(111,355)
DFA VA U.S. Large Value	30,734	(47,782)	(17,048)	28,464	(124,377)	(95,913)
DFA VA U.S. Targeted Value	21,128	(21,949)	(821)	4,116	(55,342)	(51,226)
Federated Hermes Fund for U.S. Government Securities II	-	-	-	-	(38,892)	(38,892)
Federated Hermes Government Money II Service Shares	-	(33,275)	(33,275)	426,045	(34,061)	391,984
Federated Hermes High Income Bond II Primary Shares	9,121	(7,610)	1,511	351	(8,766)	(8,415)
Federated Hermes Managed Volatility II Primary Shares	-	-	-	-	-	-
Fidelity® VIP Contrafund® Initial Class	-	-	-	-	-	-
Fidelity® VIP Mid Cap Initial Class	2,626	(309)	2,317	797	(1,020)	(223)
Fidelity® VIP Value Strategies Initial Class	1,450	(649)	801	-	(1,793)	(1,793)
NVIT Emerging Markets Class D Shares	-	(2)	(2)	-	(12)	(12)
TA Aegon Bond Initial Class	3,783	(534)	3,249	5,037	(110,373)	(105,336)
TA Aegon Sustainable Equity Income Initial Class	-	-	-	-	-	-
TA BlackRock Real Estate Securities Initial Class	-	(50)	(50)	-	(13,759)	(13,759)
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	-	-	-	-	-	-
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-
TA International Focus Initial Class	92	(456)	(364)	8,614	(508)	8,106
TA Janus Mid-Cap Growth Initial Class	-	-	-	-	-	-
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA JPMorgan Asset Allocation - Growth Initial Class	3,347	(2,118)	1,229	8,867	1	8,868
TA JPMorgan Asset Allocation - Moderate Initial Class	-	(13,227)	(13,227)	-	(920)	(920)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-	-	-	-
TA JPMorgan Enhanced Index Initial Class	-	-	-	-	-	-
TA Multi-Managed Balanced Initial Class	-	-	-	-	(89,876)	(89,876)
TA S&P 500 Index Initial Class	-	-	-	-	-	-
TA Small/Mid Cap Value Initial Class	700	(158)	542	4,882	(1,848)	3,034
TA T. Rowe Price Small Cap Initial Class	311	(81)	230	2,630	(1,884)	746
TA TS&W International Equity Initial Class	-	-	-	-	-	-
TA WMC US Growth Initial Class	1,898	(28,515)	(26,617)	39,508	(24,305)	15,203
Vanguard® Equity Index	4,325	(50,327)	(46,002)	24,842	(33,636)	(8,794)
Vanguard® International	30,686	(46,408)	(15,722)	104,840	(24,309)	80,531
Vanguard® Mid-Cap Index	12,683	(15,450)	(2,767)	17,695	(12,935)	4,760
Vanguard® Real Estate Index	14,031	(9,521)	4,510	18,614	(24,166)	(5,552)
Vanguard® Short-Term Investment Grade	48,834	(55,483)	(6,649)	18,454	(223,594)	(205,140)
Vanguard® Total Bond Market Index	59,664	(52,199)	7,465	52,259	(92,791)	(40,532)
Wanger Acorn	-	(175)	(175)	2,154	(9,779)	(7,625)
Wanger International	156	(263)	(107)	571	(54)	517

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Large Cap Growth Class B Shares	$-	$-	$-	$-	$-	$-
AB Sustainable Global Thematic Growth Class B Shares	-	-	-	-	-	-
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-	-	-	-
BNY Mellon VIF Appreciation Service Shares	-	-	-	-	-	-
Columbia - Small Company Growth Class 1 Shares	-	(1)	(1)	-	1	1
DFA VA Global Bond	49,986	(63,456)	(13,470)	30,226	(932,612)	(902,386)
DFA VA International Small	15,191	(38,931)	(23,740)	52,315	(61,350)	(9,035)
DFA VA International Value	14,960	(101,215)	(86,255)	98,896	(203,152)	(104,256)
DFA VA Short-Term Fixed	51,797	(68,358)	(16,561)	481,703	(604,669)	(122,966)
DFA VA U.S. Large Value	94,703	(149,364)	(54,661)	84,864	(390,199)	(305,335)
DFA VA U.S. Targeted Value	59,818	(67,391)	(7,573)	11,447	(161,312)	(149,865)
Federated Hermes Fund for U.S. Government Securities II	-	-	-	-	(48,581)	(48,581)
Federated Hermes Government Money II Service Shares	-	(36,030)	(36,030)	454,895	(35,998)	418,897
Federated Hermes High Income Bond II Primary Shares	21,300	(17,772)	3,528	812	(20,642)	(19,830)
Federated Hermes Managed Volatility II Primary Shares	-	-	-	-	-	-
Fidelity® VIP Contrafund® Initial Class	-	2	2	-	(5)	(5)
Fidelity® VIP Mid Cap Initial Class	8,508	(1,047)	7,461	2,818	(3,034)	(216)
Fidelity® VIP Value Strategies Initial Class	4,664	(2,216)	2,448	-	(5,704)	(5,704)
NVIT Emerging Markets Class D Shares	-	(20)	(20)	-	(123)	(123)
TA Aegon Bond Initial Class	5,721	(808)	4,913	8,252	(169,067)	(160,815)
TA Aegon Sustainable Equity Income Initial Class	-	-	-	-	-	-
TA BlackRock Real Estate Securities Initial Class	-	(81)	(81)	-	(20,402)	(20,402)
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	-	1	1	-	2	2
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-
TA International Focus Initial Class	181	(881)	(700)	16,475	(968)	15,507
TA Janus Mid-Cap Growth Initial Class	-	-	-	-	-	-
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-
TA JPMorgan Asset Allocation - Growth Initial Class	7,806	(5,089)	2,717	22,004	(1)	22,003

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA JPMorgan Asset Allocation - Moderate Initial Class	$-	$(25,999)	$(25,999)	$-	$(1,872)	$(1,872)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-	-	-	-

TA JPMorgan Enhanced Index Initial Class	-	1	1	-	-	-

TA Multi-Managed Balanced Initial Class	-	-	-	-	(244,689)	(244,689)

TA S&P 500 Index Initial Class	-	-	-	-	-	-

TA Small/Mid Cap Value Initial Class	2,190	(479)	1,711	14,597	(5,819)	8,778

TA T. Rowe Price Small Cap Initial Class	1,257	(314)	943	9,588	(7,007)	2,581

TA TS&W International Equity Initial Class	-	-	-	-	-	-

TA WMC US Growth Initial Class	6,579	(113,641)	(107,062)	144,843	(82,092)	62,751

Vanguard® Equity Index	16,937	(210,373)	(193,436)	95,787	(134,508)	(38,721)

Vanguard® International	62,242	(98,182)	(35,940)	221,113	(49,195)	171,918

Vanguard® Mid-Cap Index	43,517	(55,553)	(12,036)	63,230	(45,900)	17,330

Vanguard® Real Estate Index	31,439	(22,610)	8,829	45,423	(57,860)	(12,437)

Vanguard® Short-Term Investment Grade	70,147	(80,313)	(10,166)	26,555	(318,793)	(292,238)

Vanguard® Total Bond Market Index	89,175	(77,865)	11,310	79,661	(141,611)	(61,950)

Wanger Acorn	-	(516)	(516)	5,616	(25,657)	(20,041)

Wanger International	328	(606)	(278)	1,202	(105)	1,097

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2023

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Large Cap Growth Class B Shares
12/31/2023	-	$5.42	to	$26.30	$-	-%	0.55%	to	1.80%	34.05%	to	32.41%
12/31/2022	-	4.05	to	19.86	-	-	0.55	to	1.80	(29.08)	to	(29.95)
12/31/2021	-	5.70	to	28.35	-	-	0.55	to	1.80	27.95	to	26.38
12/31/2020	-	4.46	to	22.43	-	-	0.55	to	1.80	34.41	to	32.76
12/31/2019	-	3.32	to	16.90	-	-	0.55	to	1.80	33.63	to	31.99
AB Sustainable Global Thematic Growth Class B Shares
12/31/2023	-	2.80	to	20.15	-	-	0.55	to	1.80	15.07	to	13.66
12/31/2022	-	2.43	to	17.73	-	-	0.55	to	1.80	(27.57)	to	(28.45)
12/31/2021	-	3.35	to	24.78	-	-	0.55	to	1.80	21.90	to	20.41
12/31/2020	-	2.75	to	20.58	-	-	0.55	to	1.80	38.32	to	36.62
12/31/2019	-	1.99	to	15.06	-	-	0.55	to	1.80	29.07	to	27.49
BNY Mellon Sustainable U.S. Equity Service Shares
12/31/2023	-	4.17	to	19.11	-	-	0.55	to	1.80	22.83	to	21.33
12/31/2022	-	3.39	to	15.75	-	-	0.55	to	1.80	(23.48)	to	(24.42)
12/31/2021	-	4.44	to	20.84	-	-	0.55	to	1.80	25.99	to	24.44
12/31/2020	-	3.52	to	16.75	-	-	0.55	to	1.80	23.18	to	21.67
12/31/2019	-	2.86	to	13.77	-	-	0.55	to	1.80	33.28	to	31.64
BNY Mellon VIF Appreciation Service Shares
12/31/2023	-	4.47	to	21.63	-	-	0.55	to	1.80	20.01	to	18.54
12/31/2022	-	3.72	to	18.25	-	-	0.55	to	1.80	(18.70)	to	(19.70)
12/31/2021	-	4.58	to	22.72	-	-	0.55	to	1.80	26.08	to	24.53
12/31/2020	-	3.63	to	18.25	-	-	0.55	to	1.80	22.71	to	21.20
12/31/2019	-	2.96	to	15.06	-	-	0.55	to	1.80	35.04	to	33.38
Columbia - Small Company Growth Class 1 Shares
12/31/2023	-	4.04	to	21.12	-	-	0.55	to	1.80	25.94	to	24.40
12/31/2022	-	3.21	to	16.98	-	-	0.55	to	1.80	(36.12)	to	(36.90)
12/31/2021	-	5.02	to	26.91	-	-	0.55	to	1.80	(3.43)	to	(4.62)
12/31/2020	12,475	5.20	to	28.21	62,972	-	0.55	to	1.80	70.19	to	68.10
12/31/2019	12,664	3.06	to	16.78	37,636	-	0.55	to	1.80	39.93	to	38.21
DFA VA Global Bond
12/31/2023	747,403	1.42	to	9.47	1,045,170	3.91	0.55	to	1.80	4.48	to	3.20
12/31/2022	756,766	1.36	to	9.18	1,013,959	1.13	0.55	to	1.80	(6.85)	to	(7.99)
12/31/2021	1,413,826	1.46	to	9.97	2,047,692	0.73	0.55	to	1.80	(1.58)	to	(2.79)
12/31/2020	1,461,772	1.48	to	10.26	2,153,015	0.03	0.55	to	1.80	0.91	to	(0.34)
12/31/2019	1,543,266	1.47	to	10.29	2,252,816	2.52	0.55	to	1.80	3.62	to	2.34
DFA VA International Small
12/31/2023	223,755	2.34	to	13.58	520,492	3.18	0.55	to	1.80	13.49	to	12.10
12/31/2022	234,687	2.06	to	12.11	481,178	2.52	0.55	to	1.80	(18.09)	to	(19.10)
12/31/2021	239,631	2.52	to	14.97	600,038	2.32	0.55	to	1.80	13.94	to	12.54
12/31/2020	312,062	2.21	to	13.31	684,040	1.92	0.55	to	1.80	8.82	to	7.48
12/31/2019	384,451	2.03	to	12.38	772,552	2.64	0.55	to	1.80	23.22	to	21.71
DFA VA International Value
12/31/2023	563,064	1.86	to	14.03	1,034,193	4.74	0.55	to	1.80	17.22	to	15.78
12/31/2022	614,562	1.59	to	12.11	963,923	3.86	0.55	to	1.80	(3.98)	to	(5.16)
12/31/2021	677,114	1.65	to	12.77	1,107,184	3.49	0.55	to	1.80	17.47	to	16.03
12/31/2020	829,694	1.41	to	11.01	1,154,417	2.64	0.55	to	1.80	(2.30)	to	(3.50)
12/31/2019	768,005	1.44	to	11.41	1,094,938	3.50	0.55	to	1.80	15.23	to	13.81

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

DFA VA Short-Term Fixed
12/31/2023	628,845	$1.20	to	$9.68	$746,894	3.73%	0.55%	to	1.80%	4.41%	to	3.13%
12/31/2022	642,463	1.15	to	9.39	731,254	0.89	0.55	to	1.80	(1.69)	to	(2.90)
12/31/2021	753,818	1.17	to	9.67	873,119	0.01	0.55	to	1.80	(0.74)	to	(1.95)
12/31/2020	747,786	1.18	to	9.86	872,872	0.60	0.55	to	1.80	0.04	to	(1.18)
12/31/2019	874,538	1.18	to	9.98	1,022,061	2.26	0.55	to	1.80	1.95	to	0.70
DFA VA U.S. Large Value
12/31/2023	677,241	3.45	to	15.18	2,314,859	2.29	0.55	to	1.80	10.32	to	8.97
12/31/2022	694,289	3.13	to	13.93	2,152,451	2.15	0.55	to	1.80	(5.40)	to	(6.56)
12/31/2021	790,202	3.30	to	14.90	2,589,848	1.55	0.55	to	1.80	26.34	to	24.79
12/31/2020	1,038,561	2.62	to	11.94	2,693,686	2.30	0.55	to	1.80	(1.91)	to	(3.12)
12/31/2019	1,016,407	2.67	to	12.33	2,691,939	2.10	0.55	to	1.80	25.10	to	23.56
DFA VA U.S. Targeted Value
12/31/2023	326,074	3.53	to	16.40	1,139,556	1.62	0.55	to	1.80	19.38	to	17.92
12/31/2022	326,895	2.96	to	13.90	957,910	1.22	0.55	to	1.80	(4.74)	to	(5.90)
12/31/2021	378,121	3.11	to	14.78	1,163,377	1.31	0.55	to	1.80	38.92	to	37.21
12/31/2020	493,635	2.24	to	10.77	1,093,741	1.82	0.55	to	1.80	3.41	to	2.14
12/31/2019	498,267	2.16	to	10.54	1,068,665	1.43	0.55	to	1.80	21.89	to	20.39
Federated Hermes Fund for U.S. Government Securities II
12/31/2023	21,915	1.34	to	9.03	29,471	2.49	0.55	to	1.80	3.62	to	2.35
12/31/2022	21,915	1.30	to	8.83	28,441	2.04	0.55	to	1.80	(13.03)	to	(14.09)
12/31/2021	60,807	1.49	to	10.27	90,277	1.81	0.55	to	1.80	(2.58)	to	(3.78)
12/31/2020	51,525	1.53	to	10.68	78,585	3.78	0.55	to	1.80	4.64	to	3.35
12/31/2019	121,206	1.46	to	10.33	177,090	2.42	0.55	to	1.80	5.32	to	4.03
Federated Hermes Government Money II Service Shares
12/31/2023	436,978	1.11	to	9.65	487,103	4.43	0.55	to	1.80	3.95	to	2.68
12/31/2022	470,253	1.07	to	9.40	503,980	2.17	0.55	to	1.80	0.60	to	(0.63)
12/31/2021	78,269	1.07	to	9.46	82,773	-	0.55	to	1.80	(0.54)	to	(1.77)
12/31/2020	202,921	1.07	to	9.63	215,870	0.22	0.55	to	1.80	(0.34)	to	(1.57)
12/31/2019	555,240	1.08	to	9.78	593,331	1.63	0.55	to	1.80	1.09	to	(0.16)
Federated Hermes High Income Bond II Primary Shares
12/31/2023	97,633	2.58	to	11.56	243,082	5.80	0.55	to	1.80	12.10	to	10.73
12/31/2022	96,122	2.30	to	10.44	213,903	5.57	0.55	to	1.80	(12.26)	to	(13.34)
12/31/2021	104,537	2.62	to	12.04	265,619	4.68	0.55	to	1.80	4.27	to	2.99
12/31/2020	86,681	2.51	to	11.69	211,672	6.39	0.55	to	1.80	5.01	to	3.72
12/31/2019	92,431	2.39	to	11.27	216,105	5.94	0.55	to	1.80	13.92	to	12.52
Federated Hermes Managed Volatility II Primary Shares
12/31/2023	-	2.67	to	12.77	-	-	0.55	to	1.80	8.09	to	6.77
12/31/2022	-	2.47	to	11.96	-	-	0.55	to	1.80	(14.23)	to	(15.28)
12/31/2021	-	2.88	to	14.12	-	-	0.55	to	1.80	17.86	to	16.42
12/31/2020	-	2.44	to	12.13	-	-	0.55	to	1.80	0.38	to	(0.85)
12/31/2019	-	2.44	to	12.23	-	4.20	0.55	to	1.80	19.57	to	18.10
Fidelity® VIP Contrafund® Initial Class
12/31/2023	4,779	4.54	to	21.48	21,686	0.51	0.55	to	1.80	32.72	to	31.10
12/31/2022	4,779	3.42	to	16.39	16,339	0.52	0.55	to	1.80	(26.72)	to	(27.61)
12/31/2021	4,779	4.66	to	22.64	22,295	0.08	0.55	to	1.80	27.14	to	25.58
12/31/2020	61,355	3.67	to	18.03	219,160	0.29	0.55	to	1.80	29.85	to	28.26
12/31/2019	46,674	2.83	to	14.05	129,769	0.46	0.55	to	1.80	30.86	to	29.25
Fidelity® VIP Mid Cap Initial Class
12/31/2023	44,647	3.66	to	16.18	162,014	0.62	0.55	to	1.80	14.45	to	13.05
12/31/2022	42,330	3.20	to	14.31	134,281	0.50	0.55	to	1.80	(15.21)	to	(16.25)
12/31/2021	42,553	3.77	to	17.09	159,283	0.62	0.55	to	1.80	24.92	to	23.38
12/31/2020	40,796	3.02	to	13.85	122,308	0.65	0.55	to	1.80	17.54	to	16.10
12/31/2019	43,952	2.57	to	11.93	112,157	0.87	0.55	to	1.80	22.77	to	21.27

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Value Strategies Initial Class
12/31/2023	24,047	$3.85	to	$18.83	$91,785	1.21%	0.55%	to	1.80%	20.19%	to	18.72%
12/31/2022	23,246	3.20	to	15.86	73,861	1.09	0.55	to	1.80	(7.53)	to	(8.67)
12/31/2021	25,039	3.47	to	17.37	86,084	1.55	0.55	to	1.80	32.87	to	31.24
12/31/2020	27,559	2.61	to	13.23	71,345	1.31	0.55	to	1.80	7.67	to	6.34
12/31/2019	26,299	2.42	to	12.44	63,267	1.67	0.55	to	1.80	33.79	to	32.15
NVIT Emerging Markets Class D Shares
12/31/2023	2	10.95	to	10.31	24	1.14	0.55	to	1.80	3.24	to	1.97
12/31/2022	4	10.61	to	10.11	42	0.18	0.55	to	1.80	(25.41)	to	(26.32)
12/31/2021	16	14.22	to	13.72	227	0.92	0.55	to	1.80	(8.09)	to	(9.22)
12/31/2020	18	15.48	to	15.11	281	1.59	0.55	to	1.80	12.30	to	10.92
12/31/2019	21	13.78	to	13.63	284	2.09	0.55	to	1.80	21.91	to	20.41
TA Aegon Bond Initial Class
12/31/2023	43,216	1.64	to	9.73	68,663	0.91	0.55	to	1.80	5.87	to	4.57
12/31/2022	39,967	1.55	to	9.31	60,104	3.20	0.55	to	1.80	(15.30)	to	(16.34)
12/31/2021	145,303	1.83	to	11.12	263,496	1.75	0.55	to	1.80	(1.42)	to	(2.63)
12/31/2020	102,385	1.86	to	11.42	189,787	3.90	0.55	to	1.80	7.10	to	5.78
12/31/2019	132,875	1.73	to	10.80	230,065	2.32	0.55	to	1.80	7.82	to	6.50
TA Aegon Sustainable Equity Income Initial Class
12/31/2023	-	2.59	to	11.89	-	2.11	0.55	to	1.80	5.70	to	4.41
12/31/2022	-	2.45	to	11.39	-	2.11	0.55	to	1.80	(12.11)	to	(13.19)
12/31/2021	-	2.79	to	13.12	-	2.00	0.55	to	1.80	21.75	to	20.26
12/31/2020	-	2.29	to	10.91	-	2.58	0.55	to	1.80	(7.86)	to	(8.99)
12/31/2019	36,932	2.49	to	11.98	91,082	2.51	0.55	to	1.80	23.23	to	21.72
TA BlackRock Real Estate Securities Initial Class
12/31/2023	2,006	1.78	to	11.49	3,547	6.00	0.55	to	1.80	12.71	to	11.33
12/31/2022	2,056	1.58	to	10.32	3,227	3.94	0.55	to	1.80	(28.58)	to	(29.46)
12/31/2021	15,815	2.22	to	14.63	34,782	2.47	0.55	to	1.80	25.53	to	23.99
12/31/2020	16,688	1.77	to	11.80	29,251	10.63	0.55	to	1.80	(0.86)	to	(2.08)
12/31/2019	24,413	1.78	to	12.05	43,293	0.91	0.55	to	1.80	24.51	to	22.98
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class
12/31/2023	198,735	1.83	to	12.42	364,585	1.75	0.55	to	1.80	12.79	to	11.41
12/31/2022	198,735	1.63	to	11.15	323,232	1.80	0.55	to	1.80	(14.54)	to	(15.59)
12/31/2021	198,735	1.90	to	13.21	378,243	1.38	0.55	to	1.80	9.05	to	7.72
12/31/2020	198,735	1.75	to	12.26	346,838	2.33	0.55	to	1.80	3.91	to	2.64
12/31/2019	198,735	1.68	to	11.95	333,778	2.23	0.55	to	1.80	15.29	to	13.87
TA Goldman Sachs Managed Risk - Growth ETF Initial Class
12/31/2023	-	2.10	to	14.04	-	-	0.55	to	1.80	17.44	to	16.00
12/31/2022	-	1.79	to	12.11	-	-	0.55	to	1.80	(14.78)	to	(15.83)
12/31/2021	-	2.10	to	14.38	-	-	0.55	to	1.80	13.62	to	12.23
12/31/2020	-	1.84	to	12.82	-	-	0.55	to	1.80	3.95	to	2.67
12/31/2019	-	1.77	to	12.48	-	-	0.55	to	1.80	19.09	to	17.62
TA International Focus Initial Class
12/31/2023	30,191	2.15	to	14.29	62,757	2.01	0.55	to	1.80	11.92	to	10.55
12/31/2022	30,555	1.92	to	12.93	56,861	3.41	0.55	to	1.80	(20.48)	to	(21.46)
12/31/2021	22,449	2.42	to	16.46	52,650	1.67	0.55	to	1.80	10.21	to	8.86
12/31/2020	56,719	2.20	to	15.12	120,925	2.10	0.55	to	1.80	20.24	to	18.76
12/31/2019	45,118	1.83	to	12.73	80,164	1.68	0.55	to	1.80	26.98	to	25.42
TA Janus Mid-Cap Growth Initial Class
12/31/2023	-	4.15	to	20.64	-	-	0.55	to	1.80	16.41	to	14.98
12/31/2022	-	3.57	to	17.95	-	-	0.55	to	1.80	(17.17)	to	(18.19)
12/31/2021	-	4.31	to	21.94	-	-	0.55	to	1.80	16.66	to	15.22
12/31/2020	-	3.69	to	19.04	-	-	0.55	to	1.80	18.55	to	17.10
12/31/2019	-	3.12	to	16.26	-	-	0.55	to	1.80	35.96	to	34.29

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2023	-	$1.85	to	$11.65	$-	-%	0.55%	to	1.80%	6.47%	to	5.16%
12/31/2022	-	1.74	to	11.08	-	-	0.55	to	1.80	(15.82)	to	(16.85)
12/31/2021	-	2.06	to	13.33	-	-	0.55	to	1.80	5.32	to	4.03
12/31/2020	-	1.96	to	12.81	-	-	0.55	to	1.80	10.86	to	9.50
12/31/2019	-	1.77	to	11.70	-	-	0.55	to	1.80	13.28	to	11.89
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2023	92,040	2.75	to	17.20	250,668	1.73	0.55	to	1.80	19.68	to	18.22
12/31/2022	90,811	2.30	to	14.55	206,746	6.13	0.55	to	1.80	(22.99)	to	(23.94)
12/31/2021	81,943	2.98	to	19.12	242,375	1.55	0.55	to	1.80	18.99	to	17.53
12/31/2020	108,231	2.51	to	16.27	269,181	1.66	0.55	to	1.80	24.06	to	22.53
12/31/2019	119,233	2.02	to	13.28	239,160	1.74	0.55	to	1.80	25.36	to	23.82
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2023	215,472	2.10	to	12.75	451,140	2.08	0.55	to	1.80	8.51	to	7.18
12/31/2022	228,699	1.93	to	11.90	441,152	5.34	0.55	to	1.80	(16.53)	to	(17.56)
12/31/2021	229,619	2.32	to	14.43	530,715	1.90	0.55	to	1.80	8.58	to	7.25
12/31/2020	230,922	2.13	to	13.46	491,580	2.21	0.55	to	1.80	11.99	to	10.61
12/31/2019	231,920	1.90	to	12.17	440,896	2.22	0.55	to	1.80	15.78	to	14.36
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2023	-	2.33	to	14.28	-	-	0.55	to	1.80	11.60	to	10.24
12/31/2022	-	2.09	to	12.96	-	-	0.55	to	1.80	(17.81)	to	(18.81)
12/31/2021	-	2.54	to	15.96	-	2.79	0.55	to	1.80	13.32	to	11.93
12/31/2020	-	2.25	to	14.26	-	-	0.55	to	1.80	14.44	to	13.03
12/31/2019	-	1.96	to	12.61	-	-	0.55	to	1.80	19.35	to	17.89
TA JPMorgan Enhanced Index Initial Class
12/31/2023	3,988	4.83	to	21.20	19,261	0.82	0.55	to	1.80	26.97	to	25.41
12/31/2022	3,988	3.80	to	16.90	15,170	0.68	0.55	to	1.80	(18.80)	to	(19.79)
12/31/2021	3,988	4.68	to	21.08	18,681	0.79	0.55	to	1.80	29.41	to	27.82
12/31/2020	3,988	3.62	to	16.49	14,436	1.46	0.55	to	1.80	19.51	to	18.04
12/31/2019	3,988	3.03	to	13.97	12,080	1.20	0.55	to	1.80	30.32	to	28.72
TA Multi-Managed Balanced Initial Class
12/31/2023	-	3.17	to	15.86	-	1.57	0.55	to	1.80	18.08	to	16.64
12/31/2022	-	2.68	to	13.60	-	-	0.55	to	1.80	(16.74)	to	(17.76)
12/31/2021	89,876	3.22	to	16.53	287,757	1.15	0.55	to	1.80	16.40	to	14.97
12/31/2020	89,876	2.77	to	14.38	247,340	1.58	0.55	to	1.80	15.26	to	13.85
12/31/2019	90,137	2.40	to	12.63	215,319	1.66	0.55	to	1.80	21.10	to	19.62
TA S&P 500 Index Initial Class
12/31/2023	-	11.74	to	11.50	-	-	0.55	to	1.80	25.40	to	23.87
12/31/2022(1)	-	9.36	to	9.28	-	-	0.55	to	1.80	-	to	-
TA Small/Mid Cap Value Initial Class
12/31/2023	11,461	3.43	to	15.31	38,151	1.03	0.55	to	1.80	11.78	to	10.42
12/31/2022	10,919	3.07	to	13.86	32,580	0.54	0.55	to	1.80	(8.81)	to	(9.93)
12/31/2021	7,885	3.37	to	15.39	25,851	0.90	0.55	to	1.80	27.42	to	25.86
12/31/2020	34,424	2.64	to	12.23	88,744	1.08	0.55	to	1.80	3.47	to	2.20
12/31/2019	25,725	2.56	to	11.97	64,221	0.98	0.55	to	1.80	24.59	to	23.06
TA T. Rowe Price Small Cap Initial Class
12/31/2023	7,975	4.56	to	17.03	35,423	-	0.55	to	1.80	20.54	to	19.06
12/31/2022	7,745	3.78	to	14.30	28,588	-	0.55	to	1.80	(22.81)	to	(23.76)
12/31/2021	6,999	4.90	to	18.76	33,550	-	0.55	to	1.80	10.76	to	9.40
12/31/2020	6,124	4.42	to	17.15	26,575	-	0.55	to	1.80	22.89	to	21.38
12/31/2019	21,897	3.60	to	14.13	77,936	-	0.55	to	1.80	32.04	to	30.42

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA TS&W International Equity Initial Class
12/31/2023	-	$1.85	to	$13.28	$-	-%	0.55%	to	1.80%	14.85%	to	13.44%
12/31/2022	-	1.61	to	11.71	-	-	0.55	to	1.80	(14.87)	to	(15.91)
12/31/2021	-	1.89	to	13.92	-	2.11	0.55	to	1.80	12.79	to	11.40
12/31/2020	44,113	1.68	to	12.50	71,752	3.17	0.55	to	1.80	5.96	to	4.66
12/31/2019	44,781	1.58	to	11.94	68,879	1.49	0.55	to	1.80	20.40	to	18.92
TA WMC US Growth Initial Class
12/31/2023	116,446	4.69	to	25.43	540,135	0.04	0.55	to	1.80	41.31	to	39.58
12/31/2022	143,063	3.32	to	18.22	469,947	-	0.55	to	1.80	(31.72)	to	(32.56)
12/31/2021	127,860	4.86	to	27.01	615,604	0.08	0.55	to	1.80	20.01	to	18.53
12/31/2020	158,175	4.05	to	22.79	634,838	0.11	0.55	to	1.80	36.55	to	34.87
12/31/2019	208,125	2.96	to	16.90	611,708	0.13	0.55	to	1.80	39.28	to	37.57
Vanguard® Equity Index
12/31/2023	494,686	4.76	to	20.85	2,313,845	1.46	0.55	to	1.80	25.43	to	23.89
12/31/2022	540,688	3.80	to	16.83	2,018,948	1.35	0.55	to	1.80	(18.68)	to	(19.67)
12/31/2021	549,482	4.67	to	20.95	2,525,371	1.28	0.55	to	1.80	27.85	to	26.28
12/31/2020	638,385	3.65	to	16.59	2,299,049	1.71	0.55	to	1.80	17.55	to	16.11
12/31/2019	770,123	3.11	to	14.29	2,364,330	1.95	0.55	to	1.80	30.58	to	28.98
Vanguard® International
12/31/2023	400,931	2.23	to	18.04	878,916	1.53	0.55	to	1.80	14.03	to	12.63
12/31/2022	416,653	1.96	to	16.02	802,126	1.27	0.55	to	1.80	(30.50)	to	(31.36)
12/31/2021	336,122	2.81	to	23.34	932,448	0.27	0.55	to	1.80	(2.08)	to	(3.28)
12/31/2020	368,106	2.87	to	24.13	1,043,201	1.35	0.55	to	1.80	56.72	to	54.80
12/31/2019	527,976	1.83	to	15.59	956,939	1.45	0.55	to	1.80	30.50	to	28.90
Vanguard® Mid-Cap Index
12/31/2023	227,124	3.98	to	16.99	890,179	1.42	0.55	to	1.80	15.20	to	13.79
12/31/2022	229,891	3.46	to	14.93	783,295	1.12	0.55	to	1.80	(19.26)	to	(20.25)
12/31/2021	225,131	4.28	to	18.72	950,826	1.12	0.55	to	1.80	23.68	to	22.16
12/31/2020	269,528	3.46	to	15.32	921,807	1.52	0.55	to	1.80	17.43	to	15.98
12/31/2019	311,237	2.95	to	13.21	908,438	1.51	0.55	to	1.80	30.16	to	28.56
Vanguard® Real Estate Index
12/31/2023	134,147	2.61	to	12.64	346,702	2.40	0.55	to	1.80	11.09	to	9.73
12/31/2022	129,637	2.35	to	11.52	301,761	1.92	0.55	to	1.80	(26.70)	to	(27.60)
12/31/2021	135,189	3.20	to	15.91	429,475	2.14	0.55	to	1.80	39.44	to	37.73
12/31/2020	176,405	2.29	to	11.55	402,067	2.54	0.55	to	1.80	(5.37)	to	(6.54)
12/31/2019	184,033	2.43	to	12.36	443,147	2.79	0.55	to	1.80	28.10	to	26.53
Vanguard® Short-Term Investment Grade
12/31/2023	633,970	1.52	to	10.13	949,848	2.11	0.55	to	1.80	5.58	to	4.29
12/31/2022	640,619	1.44	to	9.71	910,064	1.75	0.55	to	1.80	(6.24)	to	(7.39)
12/31/2021	845,759	1.53	to	10.49	1,284,215	2.07	0.55	to	1.80	(1.00)	to	(2.21)
12/31/2020	820,608	1.55	to	10.72	1,260,067	2.75	0.55	to	1.80	4.92	to	3.63
12/31/2019	1,058,413	1.47	to	10.35	1,550,991	2.62	0.55	to	1.80	5.12	to	3.83
Vanguard® Total Bond Market Index
12/31/2023	1,385,413	1.56	to	9.66	2,146,345	2.46	0.55	to	1.80	5.00	to	3.72
12/31/2022	1,377,948	1.48	to	9.31	2,033,901	2.07	0.55	to	1.80	(13.69)	to	(14.75)
12/31/2021	1,418,480	1.72	to	10.92	2,426,444	2.02	0.55	to	1.80	(2.25)	to	(3.46)
12/31/2020	1,331,681	1.76	to	11.31	2,329,161	2.52	0.55	to	1.80	6.99	to	5.68
12/31/2019	1,293,322	1.64	to	10.70	2,114,544	2.58	0.55	to	1.80	8.08	to	6.75
Wanger Acorn
12/31/2023	5,525	3.23	to	14.75	17,715	-	0.55	to	1.80	21.07	to	19.59
12/31/2022	5,700	2.67	to	12.33	15,103	-	0.55	to	1.80	(33.83)	to	(34.64)
12/31/2021	13,325	4.04	to	18.87	53,388	0.75	0.55	to	1.80	8.30	to	6.97
12/31/2020	14,462	3.73	to	17.64	53,526	-	0.55	to	1.80	23.55	to	22.03
12/31/2019	14,345	3.02	to	14.46	42,994	0.26	0.55	to	1.80	30.38	to	28.78

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Wanger International
12/31/2023	1,482	$2.42	to	$13.31	$3,582	0.33%	0.55%	to	1.80%	16.32%	to	14.89%
12/31/2022	1,589	2.08	to	11.58	3,302	0.99	0.55	to	1.80	(34.21)	to	(35.01)
12/31/2021	1,072	3.16	to	17.82	3,383	1.00	0.55	to	1.80	18.16	to	16.71
12/31/2020	10,067	2.67	to	15.27	26,202	2.01	0.55	to	1.80	13.74	to	12.34
12/31/2019	10,565	2.35	to	13.59	24,236	0.60	0.55	to	1.80	29.28	to	27.69

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2023

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.40% to 1.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2023

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.